Leases - Schedule of Operating Leases (Details) (FaceBank Group, Inc. Pre-Merger) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Operating lease cost	$ 312		$ 23	$ 410	$ 30
Variable lease cost	3		15	76	20
Operating lease expense	315		38	486	50
Short-term lease rent expense	166			166
Total rent expense	$ 481		$ 38	$ 652	$ 50
FaceBank Group, Inc Pre-Merger [Member]
Operating lease cost		$ 98				$ 259
Variable lease cost		73				56
Operating lease expense		171				315
Short-term lease rent expense
Total rent expense		$ 171				$ 315